Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Note 18.	Related Party Transactions

Artisan engages in transactions with its affiliates in the ordinary course of business.

Affiliate transactions—Artisan Funds

Artisan has agreements to serve as the investment manager of Artisan Funds, with which certain of Artisan employees are affiliated. Under the terms of these agreements, which are generally reviewed and continued by the board of directors of Artisan Funds annually, a fee is paid to Artisan based on an annual percentage of the average daily net assets of each Artisan Fund ranging from 0.64% to 1.25%. Artisan generally collects revenues related to these services on the last business day of each month and records them in Management fees in the Consolidated Statement of Operations. Artisan has contractually agreed to waive its management fees or reimburse for expenses incurred to the extent necessary to limit annualized ordinary operating expenses incurred by certain of the Artisan Funds to not more than 1.50% of average daily net assets through February 1, 2014. In addition, Artisan may voluntarily waive fees or reimburse any of the Artisan Funds for other expenses. The officers and a director of Artisan Funds who are affiliated with Artisan receive no compensation from the funds. At December 31, 2013 and 2012, respectively, accounts receivable included $9 thousand and $81 thousand due from the Funds.

Fees for managing the Funds and amounts waived or reimbursed by Artisan for fees and expenses (including management fees) are as follows:

	For the Year Ended December 31,
	2013	2012	2011
Investment management fees:
Artisan Funds	$455,047	$333,218	$303,919
Fee waiver / expense reimbursement:
Artisan Funds	$291	$171	$374

Affiliate transactions—Artisan Global Funds

Artisan has agreements to serve as the investment manager and promoter of Artisan Global Funds, with which certain of Artisan employees are affiliated. Under the terms of these agreements, a fee is paid based on an annual percentage of the average daily net assets of each fund ranging from 0.75% to 1.80%. Artisan reimburses each sub-fund of Artisan Global Funds to the extent that sub-fund’s expenses, not including Artisan’s fee, exceed certain levels, which range from 0.10% to 0.20%. At December 31, 2013 and December 31, 2012, respectively, accounts receivable included $2.2 million and $0.7 million due from Artisan Global Funds.

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by Artisan are as follows:

	For the Year Ended December 31,
	2013	2012	2011
Investment management fees:
Artisan Global Funds	$9,291	$3,020	$1,255
Fee waiver / expense reimbursement:
Artisan Global Funds	$752	$653	$660

Affiliate transactions—Launch Equity

Artisan has an agreement to serve as the investment manager of Launch Equity. Under the terms of Artisan’s agreement with Launch Equity, Artisan earns a quarterly fee based on the value of the closing capital account of each limited partner for the quarter, at the rate of 1.00% (annualized). At Artisan’s discretion, the fee may be waived and certain expenses reimbursed to the extent they exceed a certain level. Artisan expects to waive 100% of the quarterly fee and reimburse Launch Equity for all operating expenses, and Artisan may waive other expenses as well. Artisan is also entitled to receive an allocation equal to 20% of Launch Equity’s net capital appreciation as determined at the conclusion of its fiscal year. That amount, which Artisan also expects to waive in the future, is calculated at the end of the Launch Equity’s fiscal year. Artisan waived all incentive fees for the year ended December 31, 2013 and 2012. Expense reimbursements totaled $172 thousand, $141 thousand and $150 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

Affiliate transactions—AIC

Artisan has cost sharing arrangements with AIC, as well as AIC’s beneficial owners, Andrew A. Ziegler (an Artisan employee and Artisan’s Executive Chairman) and Carlene M. Ziegler (also an Artisan employee), pursuant to which Artisan and certain of its employees provide certain administrative services to AIC and its owners, and AIC and its owners reimburse Artisan for the costs related to such services. At December 31, 2013 and 2012, accounts receivable included $243 thousand and $231 thousand due from AIC, respectively.